Investor A, Institutional [Member] Investment Objectives and Goals - Investor A, Institutional [Member] - BlackRock Defensive Advantage Emerging Markets Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Defensive Advantage Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to provide long-term capital appreciation.